Company information (Details) € in Thousands, $ in Millions																	1 Months Ended	12 Months Ended
	Jul. 07, 2025 EUR (€)	Jul. 07, 2025 USD ($)	May 09, 2025 EUR (€)	May 09, 2025 USD ($)	Nov. 18, 2024 EUR (€)	Nov. 18, 2024 USD ($)	Oct. 14, 2024 EUR (€)	Oct. 14, 2024 USD ($)	Dec. 29, 2023 EUR (€)	Dec. 29, 2023 USD ($)	Dec. 12, 2023 EUR (€)	Dec. 12, 2023 USD ($)	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	May 22, 2023 EUR (€)	May 22, 2023 USD ($)	Nov. 30, 2023 EUR (€)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	May 07, 2025 USD ($)	Feb. 28, 2025 item D	Jul. 18, 2024 EUR (€)	Oct. 18, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Feb. 21, 2023 EUR (€) item
Collaborative Arrangements
Restructuring and related costs, planned workforce reduction																		50.00%	50.00%
Revenue																		€ 4,483		€ 9,198	€ 17,477
ADS
Collaborative Arrangements
Number of shares per depositary receipt | shares																		1	1
Clinical development program of lanifibranor in Japan, Phase I trial
Collaborative Arrangements
Number of participants in Phase I trial of lanifibranor | item																								32
Number of days in Phase I trial of Lanifibranor | D																								14
Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Milestone payment receivable | $																							$ 10.0
Amount received on licensing arrangements	€ 8,100	$ 9.5			€ 9,500	$ 9.5			€ 2,600	$ 2.8			€ 1,700	$ 1.9
Amount invoiced to counterparty			€ 9,400	$ 10.5			€ 9,600	$ 10.5			€ 2,900	$ 3.2			€ 1,900	$ 2.1
Amount invoiced to counterparty for milestone payment			8,900	10.0			9,200	10.0			2,800	3.0			1,800	2.0
Amount invoiced to counterparty for additional payment			500	$ 0.5			€ 500	$ 0.5			€ 100	$ 0.2			€ 100	$ 0.1
Revenue																		€ 4,400				€ 12,100
License and collaboration arrangement, credit note recognized			€ 4,400																$ 5.0
Amount received attributable to withholding taxes	900	$ 1.1			€ 1,000	$ 1.0			€ 300	$ 0.3			€ 200	$ 0.2
Licensing agreement with Hepalys
Collaborative Arrangements
Milestone payment receivable | $																										$ 231.0
Revenue																	€ 12,700	€ 0		€ 0
Service contract with Avant Sante
Collaborative Arrangements
Number of patients randomized | item																												120
Number of active clinical sites in NATiV3 trial | item																												10
Estimated amount payable																												€ 14,700
2023 Royalty Certificates
Collaborative Arrangements
Notional amount																											€ 5,100
2024 Royalty Certificates
Collaborative Arrangements
Notional amount																									€ 20,100
Receipt of payments under Licensing arrangements | Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Amount received attributable to withholding taxes	€ 900
Japan
Collaborative Arrangements
Revenue																					€ 12,750